COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7:-	COMMITMENTS AND CONTINGENT LIABILITIES:

a.
In July 2011, the Company entered into a license agreement with RevitalVision LLC. a Kansas Limited Liability Corporation, which is the owner of several patents in the area of perceptual learning systems and methods. Pursuant to the license agreement, RevitalVision LLC. granted the Company a non-exclusive license to certain patents.  Under the license agreement, the Company has the right to sub-license the licensed patents. The license agreement terminates when the last of the patents licensed to the Company expires, unless terminated earlier.

Under the license agreement, the Company is required to pay quarterly royalty payments from net sales: (i) up to yearly net sales of $3,000, fees of 5.5% of net sales and (ii) for yearly net sales in excess of $3,000, fees of 4.5% from such net sales.

b.	Operating leases:

Eyekon E.R.D. Ltd. rents its offices under a lease with a term that commenced December 15, 2013 and expires August 31, 2016. Eyekon E.R.D. Ltd. additionally leases a vehicle under a lease that commenced August 2, 2014 and expires in July, 2017.

Aggregate minimum rental commitments, under non-cancelable leases, as of December 31, 2014, were as follows:

Year ended December 31,
2015	$102
2016	74
2017	11
Total	$187

Rent expenses for the years ended December 31, 2014 and 2013 were $78, and $32, respectively.
Car lease expenses for the years ended December 31, 2014 and 2013 were $18 and $13, respectively.